Right-of-use assets and lease liabilities - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Additions	SFr 153.8	SFr 103.4
Lease modification	6.4	2.0
Storage
Disclosure of quantitative information about right-of-use assets [line items]
Additions	57.4	66.0
Lease modification	0.1	(2.1)
Stores & showrooms
Disclosure of quantitative information about right-of-use assets [line items]
Additions	76.2	27.1
Lease modification	SFr 4.4	SFr 3.3